Export Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Concentration Risk [Line Items]
Net Sales	$ 439,195	$ 417,325	$ 401,419
Export Sales
Concentration Risk [Line Items]
Net Sales	$ 157,862	$ 160,275	$ 152,728
Export Sales | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	36.00%	38.00%	38.00%
Canada | Geographic Concentration Risk
Concentration Risk [Line Items]
Net Sales	$ 70,920	$ 73,481	$ 74,310
Canada | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	16.00%	18.00%	19.00%